RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 7 – RELATED PARTIES

A.	Transactions and balances with related parties

	Nine months ended September 30,
	2023		2022

General and administrative expenses:
Directors compensation		317,502		309,759
Salaries and fees to officers		798,663		464,180
	(*)	1,116,165	(*)	773,939

(*) of which share based compensation		497,905		104,591

Research and development expenses:
Salaries and fees to officers		33,417	(*)	87,629

(*) of which share based compensation		-		3,024

Selling and marketing expenses:
Salaries and fees to officers		33,417	(*)	87,629

(*) of which share based compensation		-		3,024

B.   Balances with related parties and officers:

Other accounts payables	95,390	90,089

1.	On March 29, 2023, the board approved the amendment to a consulting agreement with Joachim Fuchs, Chairman of the Board of Directors of Save Foods Ltd pursuant to which he will receive a monthly compensation of $1,000 (plus VAT if required by law). The board additionally approved the issuance of 50,000 restricted shares of Common Stock under the Company’s 2022 Share Incentive Plan. These shares will be subject to a twenty four month lockup period.

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 17 – RELATED PARTIES

A. Transactions and balances with related parties

	Year ended December 31
	2022	2021

General and administrative expenses:
Directors compensation	419,057	230,943
Salaries and fees to officers	665,982	722,979
	(*) 1,085,039	(*) 953,922

(*) of which share based compensation	124,508	104,362

Research and development expenses:
Salaries and fees to officers	(*) 276,738	(*)309,168

(*) of which share based compensation	3,024	22,481

Cost of sales:
Salaries and fees to officers	-	(*)49,913

(*) of which share based compensation	-	13,489

Selling and marketing expenses:
Salaries and fees to officers	(*) 169,013	(*)89,299

(*) of which share based compensation	3,024	8,992

B.	Balances with related parties and officers:

Other accounts payables	103,497	113,845

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)

C.	Other information:

1.	On November 5, 2020, the board of directors of the Company appointed Mr. David Palach, to serve as Chief Executive Officer of the Company, effective as of the same date. In connection with Mr. Palach’s appointment, the parties entered into a consulting agreement pursuant to which the Company and Mr. Palach agreed upon, inter alia, the following engagement terms: (a) a monthly fee of $8,000, and (b) a grant of options to purchase shares of the Company’s common stock, which amount shall be determined by the Board on a future date. On June 17, 2021 the Board of Directors of the Company approved an updated Compensation of its CEO, according to which the CEO shall be entitled to a monthly fee of $14,000 and reimbursement of expenses of $500 per month. In addition, the CEO shall receive a one-time grant of options to purchase shares of the Company representing 4.5% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined. On August 29, 2022, the monthly fee of Company’s Chief Executive Officer was reduced to $6,000.

2.	On June 23, 2021 the Board of Directors of the Company approved the compensation of its Chairman of the Board, according to which the Chairman of the Board shall be entitled to a monthly fee of $5,000 and reimbursement of expenses of $500 per month. In addition, the Chairman of the Board shall receive a one-time grant of options to purchase shares of the Company representing 1.5% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined.

On August 29, 2022, the Board approved, among other, an increase the monthly fee from $5,500 to $8,000 and a one-time bonus of $25,000.

3.	On June 23, 2021 the Board of Directors of the Company approved the compensation for each of members of the board, according to which, each member of the board shall be entitled to an annual fee of NIS 100,000 (approximately $30,500). In addition, each member of the board shall receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined. On August 29, 2022, the Board approved, an increase to the quarterly fee of each member of the Board from NIS 25,000 (approximately $7,575) to $10,575.

4.	On April 17, 2022, the Board resolved to appoint Ms. Lital Barda, the Company’s current financial controller, as the Company’s Chief Financial Officer, Treasurer and Secretary, which appointment was made effective on April 18, 2022. In connection with Ms. Barda’s appointment as the Company’s Chief Financial Officer, Treasurer and Secretary, the Board resolved to approve the following terms of compensation, effective immediately upon the effectiveness of Ms. Barda’s appointment: (a) a monthly base salary of NIS 25,000 and (b) a grant of options to purchase a number of shares of the Company’s Common Stock as shall be agreed upon between Ms. Barda and the Board on a future date, and which shall be in accordance with the terms of the Company’s approved equity incentive plan. On August 29, 2022, the Board approved, one time bonuses to each of the Chief Financial Officer and the financial controller in the total amount of $25,000.